Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of debt instrument - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income	$ 5,803,139	$ 7,162,542
Chilean Central Bank and Government Securities [Member]
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income	981,939	5,344,910
Total Subtotal Chilean central bank and government securities [Member]
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income	4,240,356	6,353,360
Repurchase Agreements [Member]
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income	86,554	969,508
Chilean Central Bank and Government Securities [Member] | Chilean Central Bank Bonds [Member]
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income
Debt instruments at fair value through other comprehensive income [Member] | Chilean Central Bank Notes [Member]
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income	3,258,417	1,008,450
Other Chilean securitie [Member] | Time deposits in Chilean financial institutions [Member]
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income	952	492
Other Chilean securitie [Member] | Mortgage finance bonds of Chilean financial institutions [Member]
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income	10,821	14,022
Other Chilean securitie [Member] | Other instruments issued in the country [Member]
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income	1,761	2,217
Other Chilean securitie [Member] | Securities Sold Under Repurchase Agreements [Member]
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income	80	399
Total Subtotal Other Chilean securities [Member]
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income	13,534	16,731
Foreign financial securities [Member] | Foreign Central Banks and Government securities [Member]
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income	1,438,155	269,803
Foreign financial securities [Member] | Other foreign financial securities [Member]
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income	111,094	522,648
Total subtotal Foreign financial securities [Member]
Chilean central bank and government securities
Debt instruments at fair value through other comprehensive income	$ 1,549,249	$ 792,451